Details of Certain Consolidated Statements of Income Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 2,317	$ 2,269	$ 2,031
Foreign currency conversion revenue [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	855	861	838
Delinquency fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	604	567	605
Service fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	362	355	328
Other commissions and fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 496	$ 486	$ 260